VGOF-P13 03/23

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED MARCH 31, 2023, TO THE

SUMMARY PROSPECTUS, PROSPECTUS, AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective March 31, 2023, the following changes are made to each fund’s Summary Prospectus and Prospectus:

a.	In the section titled “Management – Portfolio managers” in each fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Jack Parker, CFA	Portfolio Manager	March 2023

b.	In the section titled “More on fund management – Portfolio managers” in each fund’s Prospectus, the following portfolio manager is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Jack Parker, CFA	Mr. Parker is an associate portfolio manager on the corporate credit and high yield strategies and senior research analyst on the Global Fixed Income team. He has been employed by Brandywine Global since 2021. Previously, Mr. Parker served as a fixed income senior associate for Diamond Hill Capital Management (2015-2021). He earned a B.S.B.A. in accounting and finance from The Ohio State University.	March 2023

II.	Effective March 31, 2023, the following changes are made to each fund’s SAI:

a.	The table in the section of each fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” is amended with respect to each fund to include the following entry:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Jack Parker*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*	The information is as of February 28, 2023, and does not reflect additional accounts (including the Fund) for which Mr. Parker will join the portfolio management team on March 31, 2023.

b.	The table in the section of each fund’s SAI titled “Portfolio Managers – Portfolio Managers Securities Ownership” is amended with respect to each fund to include the following entry:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Corporate Credit
Jack Parker	None*

High Yield Fund
Jack Parker	100,001-500,000*

*	The information is as of February 28, 2023

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2022
BrandywineGLOBAL – High Yield Fund	May 1, 2022

Please retain this supplement for future reference.

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